Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Unearned Revenue, Current and Non-Current [Abstract]
Hires collected in advance	$ 8,469	$ 8,096
Charter revenue resulting from varying charter rates	36,395	34,287
Total deferred revenue	44,864	42,383
Less current portion	(18,356)	(12,929)
Non-current portion	$ 26,508	$ 29,454